Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 11, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Former PEO ($)(1)	Compensation Actually Paid to Former PEO ($)(2)	Summary Compensation Table Total for Current PEO ($)(3)	Compensation Actually Paid to Current PEO ($)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(6)	Total Shareholder Return ($)(7)	Peer Group Total Shareholder Return ($)(7)	GAAP Net Income (millions) ($)(8)	Net Product Sales (millions) ($)(9)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	$16,018,637	$16,741,241	$8,535,422	$7,083,275	$6,675,384	$6,488,850	$126.99	$118.20	$341.3	$2,330.6
2023	$15,750,812	$12,335,515	—	—	$6,286,290	$5,262,182	$122.58	$118.87	$249.7	$1,860.6
2022	$11,902,527	$21,886,517	—	—	$5,200,614	$11,398,982	$111.46	$111.66	$154.5	$1,440.9
2021	$14,081,412	$4,496,176	—	—	$6,429,791	$3,012,565	$79.48	$125.33	$89.6	$1,090.1
2020	$13,880,632	$8,176,596	—	—	$6,522,476	$4,030,852	$89.45	$126.13	$407.3	$994.1

Named Executive Officers, Footnote			The dollar amounts reported in column (b) are the amounts of total compensation reported for Kevin C. Gorman, Ph.D. (Former PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (d) are the amounts of total compensation reported for Kyle W. Gano, Ph.D. (Current PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Dr. Gano, formerly Neurocrine Biosciences' Chief Business Development and Strategy Officer, succeeded Dr. Gorman as the Company’s CEO, effective October 11, 2024. The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Matthew C. Abernethy, Eric Benevich, Jude Onyia, Ph.D., and Eiry W. Roberts, M.D.; (ii) for 2023, Matthew C. Abernethy, Kyle W. Gano, Ph.D., Darin M. Lippoldt, and Eiry W. Roberts, M.D.; (iii) for 2022, Matthew C. Abernethy, Eric Benevich, Jude Onyia, Ph.D., and Eiry W. Roberts, M.D.; (iv) for 2021, Matthew C. Abernethy, Eric Benevich, Kyle W. Gano, Ph.D., and Eiry W. Roberts, M.D; and (v) for 2020, Matthew C. Abernethy, Eric Benevich, Kyle W. Gano, Ph.D., and Eiry W. Roberts, M.D.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of CAP for Dr. Gorman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Gorman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Gorman’s total reported compensation for 2024 to determine the CAP:

2024
Total Compensation for Covered Fiscal Year ("FY") from Summary Compensation Table	$16,018,637
Deduct: Amounts Reported in "Stock Awards" & "Option Awards" Columns	13,999,837
Add: Year End Fair Value of Equity Awards Granted During the Covered FY that Remain Outstanding and Unvested as of Last Day of the Covered FY	8,140,851
Add: Change in Fair Value from the end of the Prior FY to the end of the Covered FY	5,193,013
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered FY	1,367,672
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior FY that Vested in the Covered FY	20,905
Add: Fair Value at the End of the Prior FY of Equity Awards that Failed to Meet Vesting Conditions in the Covered FY	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid (as defined by SEC rule)	$16,741,241
The dollar amounts reported in column (e) represent the amount of CAP for Dr. Gano, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Gano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Gano’s total reported compensation for 2024 to determine the CAP:

2024
Total Compensation for Covered Fiscal Year ("FY") from Summary Compensation Table	$8,535,422
Deduct: Amounts Reported in "Stock Awards" & "Option Awards" Columns	7,250,076
Add: Year End Fair Value of Equity Awards Granted During the Covered FY that Remain Outstanding and Unvested as of Last Day of the Covered FY	4,402,908
Add: Change in Fair Value from the end of the Prior FY to the end of the Covered FY	814,206
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered FY	563,101
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior FY that Vested in the Covered FY	17,714
Add: Fair Value at the End of the Prior FY of Equity Awards that Failed to Meet Vesting Conditions in the Covered FY	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid (as defined by SEC rule)	$7,083,275

Non-PEO NEO Average Total Compensation Amount			$ 6,675,384	$ 6,286,290	$ 5,200,614	$ 6,429,791	$ 6,522,476
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,488,850	5,262,182	11,398,982	3,012,565	4,030,852
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (g) represent the average amount of CAP to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total reported compensation for the Non-PEO NEOs for each year to determine the CAP, using the same methodology described above in Notes 2 and 4:

2024
Total Compensation for Covered FY from Summary Compensation Table	$6,675,384
Deduct: Amounts Reported in "Stock Awards" & "Option Awards" Columns	5,487,510
Add: Year End Fair Value of Equity Awards Granted During the Covered FY that Remain Outstanding and Unvested as of Last Day of the Covered FY	3,534,335
Add: Change in Fair Value from the end of the Prior FY to the end of the Covered FY	1,286,100
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered FY	488,933
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior FY that Vested in the Covered FY	(8,392)
Add: Fair Value at the End of the Prior FY of Equity Awards that Failed to Meet Vesting Conditions in the Covered FY	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid (as defined by SEC rule)	$6,488,850

Equity Valuation Assumption Difference, Footnote
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the unvested options used an estimated term between 1.44 years and 6.76 years in fiscal 2024, as compared to an estimated term of 6.0 to 6.5 years used to calculate the grant date fair value of such awards, and (ii) the PRSUs assumed payout multipliers at current expectations, which range from 0% to 150% across different grant years and metrics, in each case as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table			Net Product Sales •Non-GAAP Net Income •Pipeline Progression •Regulatory Advancement
Total Shareholder Return Amount			$ 126.99	122.58	111.46	79.48	89.45
Peer Group Total Shareholder Return Amount			118.20	118.87	111.66	125.33	126.13
Net Income (Loss)			$ 341,300,000	$ 249,700,000	$ 154,500,000	$ 89,600,000	$ 407,300,000
Company Selected Measure Amount			2,330,600,000	1,860,600,000	1,440,900,000	1,090,100,000	994,100,000
Additional 402(v) Disclosure			The dollar amounts reflect the cumulative Total Shareholder Return (TSR) of our common stock (column (h)) and the Peer Group (column (i)) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the NASDAQ Biotechnology Index, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. The dollar amounts reported in column (j) represent net income reflected in the Company’s audited financial statements for the applicable fiscal year.As required by Item 402(v) of Regulation S-K, we have determined that Net Product Sales is the Company-Selected Measure. Dollar amounts reported for INGREZZA net product sales, which represent nearly all of the Company's total net product sales, are reflected in the Company's audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name			Net Product Sales
Measure:: 2
Pay vs Performance Disclosure
Name			Non-GAAP Net Income
Measure:: 3
Pay vs Performance Disclosure
Name			Pipeline Progression
Measure:: 4
Pay vs Performance Disclosure
Name			Regulatory Advancement
Kevin C. Gorman, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 16,018,637	$ 16,018,637	$ 15,750,812	$ 11,902,527	$ 14,081,412	$ 13,880,632
PEO Actually Paid Compensation Amount		16,741,241	$ 16,741,241	$ 12,335,515	$ 21,886,517	$ 4,496,176	$ 8,176,596
PEO Name			Kevin C. Gorman, Ph.D
Kyle W. Gano, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,535,422
PEO Actually Paid Compensation Amount			7,083,275
PEO Name	Kyle W. Gano, Ph.D
PEO | Kevin C. Gorman, Ph.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,999,837)
PEO | Kevin C. Gorman, Ph.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,140,851
PEO | Kevin C. Gorman, Ph.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,193,013
PEO | Kevin C. Gorman, Ph.D. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,367,672
PEO | Kevin C. Gorman, Ph.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,905
PEO | Kevin C. Gorman, Ph.D. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Kevin C. Gorman, Ph.D. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Kyle W. Gano, Ph.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,250,076)
PEO | Kyle W. Gano, Ph.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,402,908
PEO | Kyle W. Gano, Ph.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			814,206
PEO | Kyle W. Gano, Ph.D. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			563,101
PEO | Kyle W. Gano, Ph.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,714
PEO | Kyle W. Gano, Ph.D. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kyle W. Gano, Ph.D. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,487,510)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,534,335
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,286,100
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			488,933
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,392)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0